Commitments and Contingencies - Commitments to Fund Newbuilding and Other Construction Contract Costs (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Vessel	Dec. 31, 2015 Vessel
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 3,186,537
Remainder of 2016	331,333
2017	1,016,629
2018	1,106,999
2019	528,576
2020	$ 203,000
Number of vessels | Vessel	10	11
Capital Addition Purchase Commitments, Consolidated Entities [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	$ 1,677,143
Remainder of 2016	178,159
2017	691,133
2018	558,076
2019	249,775
2020	0
Debt facility used to finance a portion of estimated fully built-up cost	176,000
Unrecorded unconditional purchase obligation, funded by debt	133,000
Capital Addition Purchase Commitments, Equity Method Investee [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Total	1,509,394
Remainder of 2016	153,174
2017	325,496
2018	548,923
2019	278,801
2020	203,000
Debt facility used to finance a portion of estimated fully built-up cost	197,000
Unrecorded unconditional purchase obligation, funded by debt	$ 187,000